Thornburg Limited Term Income Funds

All data as of 3.31.00
Fund Facts

Thornburg Limited Term Income Fund

                                                   A Shares       C Shares
SEC Yield .....................................      6.05%          5.73%
NAV ...........................................     $11.79         $11.76
Max. Offering Price ...........................     $11.97         $11.76
Total returns
(Annual Average - After Subtracting Maximum Sales Charge)


One Year                                              0.71%          1.82%
Five Year .....................................       6.20%          6.09%
Since Inception ...............................       5.53%          5.56%
Inception Date                                    (10.2.1992)     (9.1.1994)


Thornburg Limited Term U.S. Government Fund*
Fund Facts
                                                   A Shares       C Shares
SEC Yield .....................................       5.69%          5.30%
NAV ...........................................     $11.86         $11.92
Max. Offering Price ...........................     $12.04         $11.92
Total returns
(Annual Average - After Subtracting Maximum Sales Charge)

One Year                                              0.01%          1.14%
Five Year .....................................       5.27%          5.15%
Ten Year                                              6.21%          N/A

Since Inception                                       6.47%          5.11%
Inception Date                                   (11 16.1987)     (9.1.1994)

*Shares are
not guaranteed by the U.S. Government. The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds' Class A Shares is 1.50%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the six month period ending March 31, 2000. The net asset value of the A shares of the Thornburg Limited Term Income Fund ended the period at $11.79. If you were invested for the entire period, you received dividends of 35.6 cents per share. If you reinvested your dividends, you received 36.1 cents per share. Investors who owned C shares received 33.1 and 33.5 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the period at $11.86. If you were invested for the entire period, you received dividends of 33.5 cents per share. If you reinvested your dividends, you received 33.9 cents per share. Investors who owned C shares received 31.1 and 31.5 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

Interest rates on short maturity U.S. Treasuries have continued to rise over the last 6 months. The strong economic data have caused the market participants to reevaluate their ideas on the appropriate level of interest rates. The rest of the world joins the United States in enjoying strong economic growth. At the same time, however, the issuance of debt by the U.S. Treasury is slowing down. Not only does the Treasury intend to issue less debt going forward, but also they intend to repurchase some of the debt that is currently outstanding. The announcement, in January, of the Treasury's plans to buy back at least $30 Billion U.S. Treasury Bonds, primarily in the 15 to 30 year sector, started a market buying spree of long Treasury Bonds. This, in turn, hastened the inversion of the yield curve, with shorter maturity bonds now yielding more than longer maturity bonds.

As the Treasury yield curve reverts to a more normal positive slope, the best spot to be on a total return basis is normally in intermediate maturities. Generally, the curve steepens by the market lowering yields on short maturity bonds and keeping longer maturity bonds yielding approximately the same.

Sometimes the inversion of the yield curve is considered a precursor to an economic slowdown. Even though the economic data are strong, an exposure to bonds is probably a prudent investment course at this time. At the least, the recent volatility in the stock markets should cause investors to reevaluate their exposure in equities. Even the most aggressive asset allocation model has a portion of the portfolio invested in bonds. Bonds should be an integral part of any investment portfolio.

The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Take a look at the charts that show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Donoghue's Money Market Fund average.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.

Steven J. Bohlin
Managing Director


Statements of assets and liabilities
                                      Limited Term U.S.   Limited Term
                                       Government Fund    Income Fund

ASSETS

Investments at value (cost $108,322,449
and $53,883,733, respectively) ........   $106,546,077   $ 53,664,510
Cash ..................................        203,830         51,153
Receivable for fund shares sold .......         61,042        191,555
Receivable for investments sold .......              0        828,748
Interest receivable ...................      1,206,446      1,052,831
Principal receivable ..................         33,873         20,672
Prepaid expenses and other assets .....         45,400         22,583
                  Total Assets ........    108,096,668     55,832,052

LIABILITIES

Payable for investments purchased .....        798,471        972,643
Payable for fund shares redeemed ......        219,372         39,253
Accounts payable and accrued expenses .         27,831        143,538
Payable to Investment Advisor .........         36,644         16,361
Dividends payable .....................        137,639        104,543
                  Total Liabilities ...      1,219,957      1,276,338

NET ASSETS ............................   $106,876,711   $ 54,555,714

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($96,681,989 and $35,644,996 applicable to 8,150,461 and 3,023,575 shares of

beneficial interest outstanding - Note 4)      $11.86         $11.79

Maximum sales charge, 1.50 % of offering
price (1.52% of net asset value per share)       0.18           0.18
Maximum Offering Price Per Share               $12.04         $11.97

Class C Shares:
Net asset value and offering price per share * ($5,840,444 and
$7,400,000 applicable to 489,852 and 629,007 shares of beneficial
interest outstanding - Note 4)                 $11.92         $11.76

Class I Shares:
Net asset value and offering price per share ($4,354,278 and
$11,510,718 applicable to 367,166 and 976,465 shares of beneficial
interest outstanding - Note 4)                 $11.86         $11.79


* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges. See notes to financial statements.

Statements of operations
Six Months Ended March 31, 2000
(unaudited)
                                              Limited Term U.S.    Limited Term
                                              Government Fund      Income Fund

INVESTMENT INCOME:
Interest income (net of premium amortized
of $199,189 and $53,066, respectively) .....    $ 3,873,032    $ 1,966,214

EXPENSES:

Investment advisory fees (Note 3) ..........        219,894        139,670
Administration fees (Note 3)
         Class A Shares ....................         65,767         23,423
         Class C Shares ....................          4,266          4,724
         Class I Shares ....................          1,306          2,708
Distribution and service fees (Note 3)
         Class A Shares ....................        128,903         44,973
         Class C Shares ....................         34,126         37,764
Transfer agent fees ........................         62,627         36,916
Custodian fees .............................         43,455         35,990
Registration and filing fees ...............         23,124         20,864
Professional fees ..........................          9,150          6,912
Accounting fees ............................          6,255          3,452
Trustee Fees ...............................          1,373            733
Interest ...................................          8,597          1,060
Other expenses .............................          2,350          5,366

         Total Expenses ....................        611,193        364,555

Less:
     Expenses reimbursed by investment
        advisor (Note 3)                            (14,182)       (69,143)
     Distribution and service fees waived (Note 3)  (17,063)       (18,867)

     Net Expenses ...........................       579,948        276,545
     Net Investment Income ..................     3,293,084      1,689,669

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5) Net Realized gain (loss) on:

Investments .................................      (910,846)     (823,212)
Foreign currency transactions .................          0            952
                                                   (910,846)     (822,260)

Net change in unrealized appreciation (depreciation) on:
Investments .................................    (1,130,973)      120,102
Foreign currency translation ...............             0           (307)
                                                 (1,130.973)      119,795
     Net Realized and Unrealized Gain (Loss)
        on Investments                           (2,041,819)     (702,465)
     Net Increase in Net Assets Resulting
        From Operations.                        $ 1,251,265   $   987,204


See notes to financial statements.

Statements of changes in net assets
March 31, 2000
(unaudited)
                                                                    Six Months Ended        Year Ended
                                                                      March 31, 2000    September 30, 1999
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:

Net investment income ................................................   $   3,293,084    $   7,026,209
Net realized gain (loss) on investments sold .........................        (910,846)         113,049
Unrealized appreciation (depreciation)
         of investments ..............................................      (1,130,973)      (6,623,311)

                  Net Increase in Net Assets Resulting From Operations       1,251,265          515,947

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................      (2,959,217)      (6,424,230)
         Class C Shares ..............................................        (177,534)        (357,487)
         Class I Shares ..............................................        (156,332)        (244,492)

FUND SHARE TRANSACTIONS - (Note 4):

         Class A Shares ..............................................     (14,709,523)     (10,147,111)
         Class C Shares ..............................................      (1,552,794)       1,429,265
         Class I Shares ..............................................      (1,163,207)       3,563,264

                  Net Increase (Decrease) in Net Assets ..............     (19,467,342)     (11,664,844)

NET ASSETS:

         Beginning of period .........................................     126,344,053      138,008,897

         End of period ...............................................   $ 106,876,711    $ 126,344,053



See notes to financial statements.



Statements of changes in net assets
                                                                 Six Months Ended      Year Ended
                                                                   March 31, 2000  September 30, 1999
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:

Net investment income ............................................   $  1,689,669    $  3,068,909
Net realized gain (loss) on investments sold .....................       (822,260)       (233,873)
Unrealized appreciation (depreciation) of investments ............        119,795      (2,250,614)

                  Net Increase in Assets Resulting from Operations        987,204         584,422

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..........................................     (1,132,232)     (1,970,027)
         Class C Shares ..........................................       (212,954)       (344,083)
         Class I Shares ..........................................       (344,482)       (502,339)

RETURN OF CAPITAL
         Class A Shares ..........................................              0        (177,137)
         Class C Shares ..........................................              0         (32,483)
         Class I Shares ..........................................              0         (42,840)

FUND SHARE TRANSACTIONS - (Note 4):

         Class A Shares ..........................................     (4,917,251)      6,919,340
         Class C Shares ..........................................        (32,801)        710,310
         Class I Shares ..........................................      1,703,336       2,578,404

                  Net Increase in Net Assets .....................     (3,949,180)      7,723,567

NET ASSETS:
Beginning of period ..............................................     58,504,894      50,781,327

                  End of period ..................................   $ 54,555,714    $ 58,504,894


See notes to financial statements.

Notes to financial statements
Note 1 - Organization

Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six series of shares of beneficial interest in addition to those of the Funds:Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital.

The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value.

Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required. Net realized capital losses are carried forward to offset realized capital gains in future years. To the extent such carryforwards are used, no capital distributions will be made.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices. Foreign Currency
Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3- Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the six months ending March 31, 2000, these fees were payable at annual rates ranging from 3/8 of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to Class A and Class C shares, and up to 1/20 of 1% of the average daily net assets attributable to Class I shares. For the six months ending March 31, 2000, the Adviser voluntarily reimbursed certain operating expenses amounting to $14,182 and $69,143 for the Government Fund and Income Fund, respectively. The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the six months ending March 31, 2000, the Distributor earned commissions aggregating $0 and $18 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $5,689 and $766 from redemptions of Class C shares of the Government Fund and Income Fund, respectively.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to the Class A and Class C shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares.

The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to 3/4% of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans and the amount waived for the six months ending March 31, 2000, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4- Shares of Beneficial Interest

At March 31, 2000 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $116,512,426 and $56,988,269 for the Government Fund and Income Fund, respectively. Sales of Class I shares commenced on July 5, 1996. Transactions in shares of beneficial interest were as follows:

Government Fund

                                                     Six Months Ended                        Year Ended
                                                      March 31, 2000                     September 30, 1999
Class A Shares                                     Shares             Amount            Shares            Amount
Shares sold                                       299,409           $3,569,291         1,687,187         $20,772,075
Shares issued to shareholders in
         reinvestment of dividends                174,607            2,075,427           365,972           4,498,080
Shares repurchased                             (1,714,435)         (20,354,241)       (2,877,290)        (35,417,266)

Net (Decrease)                                 (1,240,419)        ($14,709,523)         (824,131)       ($10,147,111)

Class C Shares

Shares sold                                        38,319             $457,372           296,895          $3,701,013
Shares issued to shareholders
         in reinvestment of distributions          12,445              148,696            24,792             305,762
Shares repurchased                               (181,213)          (2,158,862)         (208,348)         (2,577,510)

Net Increase (Decrease)                          (130,449)         $(1,552,794)          113,339          $1,429,265

Class I Shares

Shares sold                                        30,036             $357,550           357,156          $4,419,073
Shares issued to shareholders in
         reinvestment of dividends                 12,502              148,511            19,438             237,764
Shares repurchased                               (141,199)          (1,669,268)          (88,647)         (1,093,573)

Net Increase (Decrease)                           (98,661)          $(1,163,207)         287,947          $3,563,264



Income Fund

                                                     Six Months Ended                           Year Ended
                                                      March 31, 2000                        September 30, 1999
Class A Shares                                        Shares           Amount           Shares             Amount
Shares sold                                       182,373            $2,147,344        1,093,764         $13,307,019
Shares issued to shareholders in
         reinvestment of dividends                 65,494               771,028          117,354           1,428,223
Shares repurchased                               (664,492)           (7,835,623)        (640,785)         (7,815,902)

Net Increase (Decrease)                          (416,625)          $(4,917,251)         570,333          $6,919,340

Class C Shares

Shares sold                                        83,903              $987,518          220,299          $2,684,267
Shares issued to shareholders
         in reinvestment of distributions          14,111               166,012           25,540             310,368
Shares repurchased                               (101,243)           (1,186,331)        (186,698)         (2,284,325)

Net Increase (Decrease)                            (3,229)             $(32,801)          59,141            $710,310

Class I Shares

Shares sold                                       280,120            $3,301,643          410,854          $5,027,548
Shares issued to shareholders in
         reinvestment of dividends                 22,199               261,233           33,598             408,669
Shares repurchased                               (158,070)           (1,859,540)        (233,959)         (2,857,813)

Net Increase                                      144,249            $1,703,336          210,493          $2,578,404

Note 5 - Securities Transactions

For the six months ending March 31, 2000, portfolio purchase and sale transactions (excluding short-term securities) were $17,043,140 and $28,846,043 for the Government Fund and $23,242,587 and $23,952,464 for the Income Fund, respectively.

The cost of investments for Federal income tax purposes is $108,322,449 and $53,883,733 for the Government Fund and Income Fund, respectively. At March 31, 2000, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

Accumulated net realized losses from securities transactions included in net assets at March 31, 2000 aggregated $7,859,344 and $1,070,099 for the Government Fund and Income Fund, respectively. For Federal income tax purposes, the Government Fund has capital loss carryforwards of $6,673,000. The carryforwards expire in varying amounts through 2003.

For Federal income tax purposes, the Income Fund had deferred capital losses occurring subsequent to October 31, 1998 of $256,000 and capital loss carryforwards of $814,000. The carryforwards expire in varying amounts through 2003.

Thornburg Limited Term U.S. Government Fund

Per share operating performance (for A share outstanding throughout the period)
                                                       Six Months Ended                     Year End
                                                           March 31,                      September 30,
                                                          2000        1999         1998         1997         1996       1995
Class A Shares:
Net asset value, beginning of period ..........   $     12.06  $     12.66  $     12.31  $     12.24  $     12.40  $     12.40

Income from investment operations:

         Net investment income ................          0.33         0.66         0.69         0.75         0.76         0.75
         Net realized and unrealized
         gain (loss) on investments                     (0.20)       (0.60)        0.35         0.07        (0.16)        0.37


Total from investment operations ..............          0.13         0.06         1.04         0.82         0.60         1.12
Less dividends from:
         Net investment income ................         (0.33)       (0.66)       (0.69)       (0.75)       (0.76)       (0.75)


Change in net asset value .....................         (0.20)       (0.60)        0.35         0.07        (0.16)        0.37


Net asset value, end of period ................   $     11.86  $     12.06  $     12.66  $     12.31  $     12.24  $     12.40

Total return (a) ..............................          1.14%        0.48%        8.75%        6.86%        4.92%        9.66%

Ratios/Supplemental Data Ratios to average net asset:

         Net investment income ...............           5.63% (b)    5.33%        5.61%        6.09%        6.11%        6.23%
         Expenses, after expense reductions ..           0.98% (b)    0.95%        0.97%        0.97%        0.99%        0.99%
         Expenses, before expense reductions .           0.98% (b)    0.95%        0.97%        0.97%        0.99%        0.99%

Portfolio turnover rate ......................          14.44%       19.39%       29.77%       41.10%       23.27%       28.31%

Net assets at end of period (000) ..............        $96,682     $113,215     $129,312     $133,711     $139,510     $142,849



(a) Sales loads are not reflected in computing total return.
(b) Annualized.


Note: From September 1, 1994 to September 28, 1995 the Fund issued Class B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.


Class I Shares:
Net asset value, beginning of period ................   $      12.05     $      12.65  $      12.31  $      12.24     $   12.14


Income from investment operations:

         Net investment income ......................           0.36             0.70          0.74          0.79          0.20
         Net realized and unrealized
         gain (loss) on investments                            (0.19)           (0.60)         0.34          0.07          0.10


Total from investment operations ....................           0.17             0.10          1.08          0.86          0.30
Less dividends from:
         Net investment income ......................          (0.36)           (0.70)        (0.74)        (0.79)        (0.20)


Change in net asset value ...........................          (0.19)           (0.60)         0.34          0.07          0.10

Net asset value, end of period ......................   $      11.86     $      12.05  $      12.65  $      12.31     $   12.24

Total return (a) ....................................           1.42%            0.82%         9.06%         7.26%         2.45%

Ratios/Supplemental Data Ratios to average net asset:

         Net investment income ......................           5.98%(b)         5.69%         6.01%         6.35%         6.64%(b)
         Expenses, after expense reductions                     0.60%(b)         0.60%         0.60%         0.60%         0.58%(b)
         Expenses, before expense reductions                    0.99%(b)         1.06%         1.18%         6.57%       305.74%(b)

Portfolio turnover rate .............................          14.44%           19.39%        29.77%        41.10%        23.27%

Net assets at end of period (000) ...................       $   4,354        $   5,612     $   2,250     $   5,263        $    9

(a) Not annualized for periods less than one period .
(b) Annualized
o        Sales of Class I shares commenced on July 5, 1996.


Thornburg Limited Term Income Fund

Per share operating performance (for  a  share  outstanding  throughout the period)
                                            Six Months Ended                            Year Ended
                                               March 31,                                September 30,
                                                 2000         1999           1998           1997           1996           1995

Class A Shares:
Net asset value, beginning of period .....   $     11.93  $     12.50  $       12.37  $       12.23  $       12.11  $       11.83

Income from investment operations:

         Net investment income ...........          0.36         0.69           0.72           0.76           0.76           0.76
         Net realized and unrealized
         gain (loss) on investments                (0.14)       (0.57)          0.13           0.14           0.12           0.28

Total from investment operations .........          0.22         0.12           0.85           0.90           0.88           1.04
Less dividends from:
         Net investment income ...........         (0.36)       (0.64)         (0.72)         (0.76)         (0.76)         (0.76)
         Return of capital                          0           (0.05)          0              0              0              0

Change in net asset value ................         (0.14)       (0.57)          0.13           0.14           0.12           0.28


Net asset value, end of period ...........   $     11.79  $     11.93  $       12.50  $       12.37  $       12.23  $       12.11

Total return (a) .........................          1.85%        1.02%          7.08%          7.56%          7.54%          9.22%
Ratios/Supplemental Data
Ratios to average net asset:
         Net investment income ...........          6.04%(b)     5.68%          5.81%          6.16%          6.31%          6.50%
         Expenses, after expense reductions         0.99%(b)     0.99           1.00%          1.00%          0.95%          0.83%
         Expenses, before expense reductions        1.20%(b)     1.19           1.22%          1.27%          1.37%          1.48%

Portfolio turnover rate ..................         42.99%       48.50%         41.01%         13.87%         44.35%         43.12%

Net assets at end of period (000) ........        $35,645     $41,050      $   35,866     $   31,281     $   23,433     $   23,222


(a)  Sales loads are not reflected in computing total return.
(b)  Annualized.

Note: From September 1, 1994 to September 28, 1995 the Fund issued Class B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.


Class C Shares:
Net asset value, beginning of period .......  $      11.91  $      12.47  $      12.34  $      12.20  $      12.08  $      11.78

Income from investment operations:

         Net investment income .............          0.33          0.64          0.66          0.71          0.71          0.70
         Net realized and unrealized
         gain (loss) on investments                  (0.15)        (0.56)         0.13          0.14          0.12          0.30

Total from investment operations ............         0.18          0.08          0.79          0.85          0.83          1.00
Less dividends from:
         Net investment income ..............        (0.33)        (0.59)        (0.66)        (0.71)        (0.71)        (0.70)
         Return of capital                            0            (0.05)         0             0             0             0
Change in net asset value ...................        (0.15)        (0.56)         0.13          0.14          0.12          0.30

Net asset value, end of period ..............  $     11.76   $     11.91  $      12.47  $      12.34  $      12.20  $      12.08

Total return (a) ...........................         1.56%          0.68%         6.65%         7.13%         7.12%         8.87%
Ratios/Supplemental Data
Ratios to average net asset:
         Net investment income .....                 5.64%(b)       5.28%         5.40%         5.76%         5.91%         6.03%
         Expenses, after expense reductions          1.40%(b)       1.40%         1.40%         1.40%         1.36%         1.36%
         Expenses, before expense reductions         2.25%(b)       2.22%         2.30%         2.44%         3.20%         4.75%

Portfolio turnover rate ........................... 42.99%         48.50%        41.01%        13.87%        44.35%        43.12%

Net assets at end of period (000) ....           $   7,400     $   7,528     $   7,147     $   5,382     $   2,695     $    1,032


(a)  Sales loads are not reflected in computing total return.
(b)  Annualized.



Class I Shares:
Net asset value, beginning of period ......  $       11.93  $      12.50  $      12.36  $      12.23     $    11.95

Income from investment operations:

         Net investment income ............           0.37          0.73          0.75          0.80           0.19
         Net realized and unrealized
         gain (loss) on investments .......          (0.14)        (0.57)         0.14          0.13           0.28

Total from investment operations ..........          (0.23)         0.16          0.89          0.93           0.47
Less dividends from:
         Net investment income ............          (0.37)        (0.68)        (0.75)        (0.80)         (0.19)
         Return of capital ................           0            (0.05)         0             0              0

Change in net asset value .................          (0.14)        (0.57)         0.14          0.13           0.28

Net asset value, end of period ............  $       11.79  $      11.93  $      12.50  $      12.36     $    12.23

Total return (a) ..........................           2.01%         1.32%         7.49%         7.80%          3.97%

Ratios/Supplemental Data Ratios to average net asset:

         Net investment income ...............      6.36%(b)        5.99         6.10%         6.44%          6.67%(b)
         Expenses, after expense reductions ..      0.69%(b)        0.69         0.69%         0.69%          0.69%(b)
         Expenses, before expense reductions .      1.01%(b)        1.01         1.19%         1.98%          4.26%(b)

Portfolio turnover rate ............................ 42.99%        48.50%        41.01%        13.87%         44.35%

Net assets at end of period (000) .............. $   11,511     $   9,928     $   7,768     $   4,495        $   797


(a)  Not annualized for periods less than one year.
(b)  Annualized.
*Sales of Class I shares commenced on July 5, 1996.


Schedule of Investments
Thornburg Limited Term
U.S. Government Fund

March 31, 2000 CUSIPS: Class A - 885-215-103,  Class C - 885-215-830,  Class I - 885-215-699
NASDAQ Symbols: Class A - LTUSX, Class C - LTUCX (Proposed), Class I - LTUIX (Proposed)

                           U.S. Government Agencies (73.40%)
2,200,000                  Federal Farm Credit Bank Consolidated MTNS, 5.92% due 12/29/2004        $ 2,097,344
200,000                    Federal Farm Credit Bank Consolidated MTNS, 5.35% due 12/11/2008          175,312
300,000                    Federal Farm Credit Bank Consolidated MTNS, 5.80% due 3/19/2009           270,984
265,000                    Federal Home Loan Bank Board, 6.55% due 3/7/2005                          259,074
1,100,000                  Federal Home Loan Bank Board, 5.95% due 6/13/2005                         1,043,625
100,000                    Federal Home Loan Bank Board, 6.345% due 11/1/2005                        96,156
2,265,000                  Federal Home Loan Bank Board, 6.50% due 11/29/2005                        2,255,442
225,000                    Federal Home Loan Bank Board, 5.24% due 12/7/2005                         204,714
1,000,000                  Federal Home Loan Bank Board, 6.37% due 9/26/2007                         950,310
475,000                    Federal Home Loan Bank Board, 6.075% due 1/2/2008                         441,451
1,100,000                  Federal Home Loan Bank Board, 5.98% due 6/18/2008                         1,012,682
570,000                    Federal Home Loan Bank Board, 5.015% due 10/8/2008                        488,775
1,465,000                  Federal Home Loan Bank Board, 5.67% due 2/26/2009                         1,311,629
3,000,000                  Federal Home Loan Bank Board, 5.70% due 3/3/2009                          2,718,750
3,000,000                  Federal Home Loan Bank Board, 5.985% due 4/9/2009                         2,758,704
500,000                    Federal Home Loan Mortgage Corporation, CMO Series 1586 Class FA, 5.69%   494,375
                           (adjustable rate)due 8/15/2007
316,636                    Federal Home Loan Mortgage Corporation CMO Series 1900 Class L, 7.50%     315,844
                           due 11/15/2021
1,000,000                  Federal Home Loan Mortgage Corporation CMO Series 1464 Class G, 7.25%     981,870
                           due 12/15/2021
370,181                    Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due           382,845
                           11/1/2016
143,798                    Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due           146,014
                           4/1/2008
213,590                    Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due           216,728
                           5/1/2008
148,431                    Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due           148,861
                           9/1/2004
65,946                     Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due           65,743
                           10/1/2001
144,481                    Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due           145,056
                           4/1/2002
99,312                     Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75% due          104,396
                           4/1/2010
144,090                    Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due           146,310
                           10/1/2014
136,216                    Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due           139,127
                           1/1/2010
784,481                    Federal Home Loan Mortgage Corporation, Pool# 273822, 8.50% due           796,005
                           4/1/2009
415,443                    Federal Home Loan Mortgage Corporation, Pool# 291880, 8.25% due           418,817
                           5/1/2017
77,300                     Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due           81,116
                           1/1/2017
117,513                    Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25% due          124,321
                           8/1/2017
227,032                    Federal Home Loan Mortgage Corporation, Pool# 770297, 6.25% (adjustable   220,150
                           rate) due 6/1/2018
453,094                    Federal Home Loan Mortgage Corporation, Pool# C90041, 6.50% due           437,657
                           11/1/2013
173,666                    Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due           177,966
                           4/1/2017
115,193                    Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due           120,763
                           9/1/2017
588,201                    Federal Home Loan Mortgage Corporation, Pool# E00107, 8.00% due           593,748
                           7/1/2007
380,338                    Federal Home Loan Mortgage Corporation, Pool# E49074, 6.50% due           371,875
                           7/1/2008
576,034                    Federal Home Loan Mortgage Corporation, Pool# E61778, 6.50% due           563,217
                           4/1/2008
295,020                    Federal Home Loan Mortgage Corporation, Pool# E65962, 7.00% due           293,026
                           5/1/2008
1,453,456                  Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due           1,441,058
                           1/1/2003
1,766,247                  Federal National Mortgage Association CMO Series 1993-12 Class EC,        1,753,548
                           7.50% due 9/25/2001
391,000                    Federal National Mortgage Association, Benchmark Note, 5.125% due         365,522
                           2/13/2004
1,150,000                  Federal National Mortgage Association CMO Series 1992-145 Class L,        1,133,106
                           7.50% due 1/25/2006
1,500,000                  Federal National Mortgage Association CMO Series 1993-35 Class G, 6.50%   1,451,250
                           due 11/25/2006
850,000                    Federal National Mortgage Association CMO Series 1992-22 Class HC,        840,965
                           7.00% due 3/25/2007
1,534,201                  Federal National Mortgage Association CMO Series 1991-134 Class KE,       1,521,727
                           7.00% due 5/25/2008
750,000                    Federal National Mortgage Association CMO Series 1993-101 Class PJ,       736,170
                           7.00% due 6/25/2008
1,000,000                  Federal National Mortgage Association CMO Series 1993-112 Class EC,       977,500
                           7.00% due 1/25/2011
141,830                    Federal National Mortgage Association CMO Series 1992-64 Class G, 7.00%   141,209
                           due 12/25/2018
100,000                    Federal National Mortgage Association CMO Series 1992-135 Class J,        100,062
                           7.50% due 2/25/2021
978,000                    Federal National Mortgage Association CMO Series 1993-32 Class H, 6.00%   883,555
                           due 3/25/2023
531,283                    Federal National Mortgage Association CMO Series 1994-36 Class UA,        519,659
                           7.00% due 8/25/2023
539,840                    Federal National Mortgage Association, Pool# 008307, 8.00% due 5/1/2008   542,653
78,500                     Federal National Mortgage Association, Pool# 019535, 10.25% due           83,090
                           7/1/2008
596,501                    Federal National Mortgage Association, Pool# 033356, 9.25% due 8/1/2016   622,884
102,114                    Federal National Mortgage Association, Pool# 040526, 9.25% due 1/1/2017   106,630
559,385                    Federal National Mortgage Association, Pool# 044003, 8.00% due 6/1/2017   564,577
416,822                    Federal National Mortgage Association, Pool# 050811, 7.50% due            419,689
                           12/1/2012
124,653                    Federal National Mortgage Association, Pool# 058816, 9.25% due            126,494
                           12/1/2002
128,923                    Federal National Mortgage Association, Pool# 063791, 8.25% due 7/1/2002   129,889
305,498                    Federal National Mortgage Association, Pool# 064011, 9.25% due 7/1/2003   311,532
5,000,000                  Federal National Mortgage Association, Pool# 073040, 7.625% due           4,996,283
                           9/1/2001
309,589                    Federal National Mortgage Association, Pool# 076388, 9.25% due 9/1/2018   323,372
99,159                     Federal National Mortgage Association, Pool# 077725, 9.75% due            104,343
                           10/1/2018
167,197                    Federal National Mortgage Association, Pool# 112067, 9.50% due            176,511
                           10/1/2016
765,104                    Federal National Mortgage Association, Pool# 156156, 8.50% due 4/1/2021   783,130
453,019                    Federal National Mortgage Association, Pool# 190555, 7.00% due 1/1/2014   444,321
422,793                    Federal National Mortgage Association, Pool# 190703, 7.00% due 3/1/2009   416,645
956,433                    Federal National Mortgage Association, Pool# 190836, 7.00% due 6/1/2009   942,527
692,188                    Federal National Mortgage Association, Pool# 250387, 7.00% due            680,179
                           11/1/2010
498,206                    Federal National Mortgage Association, Pool# 250481, 6.50% due            469,873
                           11/1/2015
511,687                    Federal National Mortgage Association, Pool# 251258, 7.00% due 9/1/2007   505,383
1,877,355                  Federal National Mortgage Association, Pool# 252648, 6.50% due 5/1/2022   1,779,207
1,135,449                  Federal National Mortgage Association, Pool# 252787, 7.00% due 8/1/2006   1,115,215
857,875                    Federal National Mortgage Association, Pool# 303383, 7.00% due            847,418
                           12/1/2009
704,292                    Federal National Mortgage Association, Pool# 312663, 7.50% due 6/1/2010   704,292
1,324,117                  Federal National Mortgage Association, Pool# 323706, 7.00% due 2/1/2009   1,307,976
856,021                    Federal National Mortgage Association, Pool# 334996, 7.00% due 2/1/2011   841,169
1,388,869                  Federal National Mortgage Association, Pool# 342947, 7.25% due 4/1/2024   1,357,397
309,852                    Federal National Mortgage Association, Pool# 345775, 8.50% due            317,152
                           12/1/2024
500,087                    Federal National Mortgage Association, Pool# 373942, 6.50% due            488,555
                           12/1/2008
1,961,561                  Federal National Mortgage Association, Pool# 380488, 6.10% due 7/1/2008   1,821,174
2,951,032                  Federal National Mortgage Association, Pool# 380633, 6.18% due 9/1/2008   2,750,805
1,825,235                  Federal National Mortgage Association, Pool# 381146, 6.04% due 1/1/2009   1,684,747
456,966                    Federal National Mortgage Association, Pool# 400569, 6.00% due 4/1/2009   445,994
924,013                    Federal National Mortgage Association, Pool# 406384, 8.25% due            940,737
                           12/1/2024
550,079                    Government National Mortgage Association, Pool# 000623, 8.00% due         557,786
                           9/20/2016
590,223                    Government National Mortgage Association, Pool# 016944, 7.50% due         595,859
                           5/15/2007
165,121                    Government National Mortgage Association, Pool# 296697, 9.50% due         171,759
                           10/15/2005
271,052                    Government National Mortgage Association, Pool# 306636, 8.25% due         274,386
                           12/15/2006
1,252,775                  Government National Mortgage Association, Pool# 313403, 6.80% due         1,201,387
                           5/20/2023
1,942,658                  Government National Mortgage Association, Pool# 357090, 6.80% due         1,857,628
                           4/20/2025
449,329                    Government National Mortgage Association, Pool# 362865, 8.00% due         452,488
                           7/15/2003
1,150,160                  Government National Mortgage Association, Pool# 369693, 7.00% due         1,137,577
                           1/15/2009
567,637                    Government National Mortgage Association, Pool# 409921, 7.50% due         570,118
                           8/15/2010
547,480                    Government National Mortgage Association, Pool# 410271, 7.50% due         549,873
                           8/15/2010
643,659                    Government National Mortgage Association, Pool# 430150, 7.25% due         632,292
                           12/15/2026
1,137,648                  Government National Mortgage Association, Pool# 447040, 7.75% due         1,140,310
                           5/15/2027
696,137                    Government National Mortgage Association, Pool# 453928, 7.00% due         680,905
                           7/15/2017
314,006                    Government National Mortgage Association, Pool# 780063, 7.00% due         310,925
                           9/15/2008
1,052,632                  Government National Mortgage Association, Pool# 780448, 6.50% due         1,019,842
                           8/15/2011
2,450,000                  United States Government General Services, 7.62% due 9/15/2010            2,456,125

                           Total U.S. Government Agencies (Cost $79,783,294)                         78,197,216

                           United States Treasury (26.60%)
2,000,000                  United States Treasury Notes, 6.25% due 4/30/2001                         1,996,240
5,000,000                  United States Treasury Notes, 7.50% due 11/15/2001                        5,073,450
600,000                    United States Treasury Notes, 6.25% due 2/15/2003                         596,436
5,000,000                  United States Treasury Notes, 5.75% due 8/15/2003                         4,897,650
7,750,000                  United States Treasury Notes, 7.25% due 5/15/2004                         7,984,902
3,700,000                  United States Treasury Notes, 7.25% due 8/15/2004                         3,820,250
1,900,000                  United States Treasury Notes, 6.50% due 5/15/2005                         1,913,053
2,000,000                  United States Treasury Notes, 7.00% due 7/15/2006                         2,066,880

                           Total United States Treasury (Cost $28,539,185)                           28,348,861

                           TOTAL INVESTMENTS  (100%) (Cost $108,322,479)                          $ 106,546,077

                           See notes to unaudited financial statements.



Schedule of Investments
Thornburg Limited Term Income Fund

March 31, 2000
CUSIPS:  Class A - 885-215-509, Class C - 885-215-764, Class I - 885-215-681
NASDAQ Symbols:  Class A - THIFX, Class C - THICX (Proposed), Class I - THIIX  (Proposed)

U.S. TREASURY SECURITIES - 4.60%
750,000                     United States Treasury Notes, 8.00% due 5/15/2001                          Aaa/AAA          $762,307
500,000                     United States Treasury Notes, 6.375% due 8/15/2002                         Aaa/AAA          498,750
100,000                     United States Treasury Notes, 6.25% due 2/15/2003                          Aaa/AAA          99,406
1,100,000                   United States Treasury Notes, 6.50% due 5/15/2005                          Aaa/AAA          1,107,557

                            Total U.S. Treasury Securities (Cost $2,437,106)                                            2,468,020

U. S. GOVERNMENT AGENCIES - 4.60%

200,000                     Federal Farm Credit Bank Consolidated, 5.96% due 6/16/2008                 Aaa/AAA          183,906
300,000                     Federal Home Loan Mortgage Corp., Consolidated Bond, 5.835% due            Aaa/NA           273,327
                            7/15/2008
250,000                     Federal Home Loan Mortgage Corp., Consolidated Bond, 5.085% due            Aaa/NA           215,508
                            10/7/2008
200,000                     Federal Home Loan Mortgage Corp., 5.038% due 10/14/2008                    Aaa/NA           171,750
71,409                      Federal Home Loan Mortgage Corp., Pool# 214180, 9.75% due 11/1/2001        Aaa/AAA          71,766
152,430                     Federal Home Loan Mortgage Corp., Pool# 850082, 9.00% due 10/1/2005        Aaa/AAA          154,695
600,000                     Federal National Mortgage Association, CMO Series G94-7 B, 7.50% due       NR/NR            595,500
                            5/17/2024
628,990                     Federal National Mortgage Association, Pool# 020155, 7.491% due 8/1/2014   Aaa/AAA          614,938
112,887                     Federal National Mortgage Association, Pool# 297033, 8.00% due 12/1/2009   Aaa/AAA          114,209
46,378                      Government National Mortgage Association, Pool# 827148, 6.375% due         Aaa/AAA          46,596
                            2/20/2024

                            Total U. S. Government Agencies (Cost $2,469,824)                                           2,442,195

MORTGAGE BACKED
SECURITIES - 0.40%
247,180                     GE Capital Mortgage Services, Series 92-13 G2, 7.00% due 1/1/2008          Aaa/AAA          239,038

                            Total Mortgage Backed Securities (Cost $247,180)                                            239,038

CORPORATE BONDS - 42.60%
BANKS

700,000                     HSBC USA Inc., 8.375% due 2/15/2007                                        A2/A             717,447
1,000,000                   Mercantile Bancorp, 7.30% due 6/15/2007                                    A3/BBB+          961,696
95,000                      PNC Funding Corp., 6.875% due 7/15/2007                                    A3/BBB+          90,524
385,000                     US Bank Minnesota, 5.625% due 11/30/2005                                   Aa3/A+           348,139
400,000                     US Bank Minnesota, 6.30% due 7/15/2008                                     A1/A             365,484

                                                                                                                        2,483,290

COMPUTERS & BUSINESS
EQUIPMENT

500,000                     Oracle Corp., 6.72% due 2/15/2004                                          Baa2/A-          486,440
500,000                     Sun Microsystems Inc., 7.50% due 8/15/2006                                 Baa1/BBB+        499,231

                                                                                                                        985,671

INDUSTRIALS

100,000                     A T & T Canada Inc, 7.65% due 9/15/2006                                    Baa3/BBB         100,153
150,000                     AMR Corporation Delaware, 9.50% due 5/15/2001                              Baa2/BBB-        152,666
250,000                     Fina Oil & Chemical, 6.875% due 7/15/2001                                  Aa2/A            249,129
1,000,000                   Ford Motor Credit, 7.75% due 2/15/2007                                     A1/A+            995,140
900,000                     Goodyear Tire & Rubber, 8.50% due 3/15/2007                                Baa1/BBB+        911,282
125,000                     Grand Metropolitan Investment Corp., 0% due 1/6/2004                       A1/A+            94,581
90,000                      Northwest Pipeline Corp., 6.625% due 12/1/2007                             Baa1/BBB         85,406
1,000,000                   Occidental Petroleum Corp., 7.375% due 11/15/2008                          Baa3/BBB-        959,830
1,000,000                   Pentair Inc., 7.85% due 10/15/2009                                         Baa2/BBB         995,589
1,000,000                   Reliance Electric Company, 6.80% due 4/15/2003                             A2/A+            986,150
727,615                     US Air Inc., 7.50% due 4/15/2008                                           Baa1/A           714,526
200,000                     Valassis Communications, 9.55% due 12/1/2003                               Baa3/BBB-        209,895
1,400,000                   Valassis Communications, 6.625% due 1/15/2009                              Baa3/BBB-        1,287,596
75,000                      Waste Management Inc., 7.70% due 10/1/2002                                 Baa3/BBB         71,459
500,000                     Waste Management Inc., 6.875% due 5/15/2009                                Ba1/BBB+         421,359
979,000                     Wheeling Pittsburgh Corp., 9.375% due 11/15/2003                           Aaa/AAA          1,014,489
185,000                     WMX Technologies Inc., 7.00% due 5/15/2005                                 Ba1/BBB          164,998

                                                                                                                        9,414,248

INSURANCE

855,000                     Manufacturers Life Insurance Company, 7.875% due 4/15/2005                 A1/AA-           872,698
800,000                     Old Republic International Corporation Debenture, 7.00% due 6/15/2007      Aa3/A+           785,330

                                                                                                                        1,658,028

PUBLISHING

125,000                     Tribune Company, 6.875% due 11/1/2006                                      A2/NR            120,478

REAL ESTATE INVESTMENT
TRUSTS

155,000                     Avalon Bay Communities, 6.625% due 1/15/2005                               Baa1/BBB+        146,782
1,000,000                   Prologis Trust, 7.10% due 4/15/2008                                        Baa1/BBB+        928,825

                                                                                                                        1,075,607

RENTAL AUTOMOTIVE
EQUIPMENT

100,000                     Hertz Corp., 7.00% due 7/15/2003                                           Baa2/BBB+        98,506

RETAIL

210,000                     CPC International Inc., 6.875% due 10/15/2003                              A2/A+            206,862
150,000                     Dillard  Inc., 7.375% due 6/1/2006                                         Baa1/BBB         135,908
1,000,000                   Duty Free International Inc., 7.00% due 1/15/2004                          Baa2/AA-         987,525

                                                                                                                        1,330,295

TELECOMMUNICATION SERVICES
975,000                     US West Communications, 7.20% due 11/1/2004                                A2/A             963,050

UTILITIES

750,000                     Commonwealth Edison Company, 6.40% due 10/15/2005                          Baa2/BBB         703,515
75,000                      Detroit Edison Company, 7.40% due 1/15/2003                                Aaa/AAA          74,762
110,000                     Niagara Mohawk Power Corp., 6.625% due 7/1/2005                            Aaa/AAA          107,387
200,000                     Northern Illinois Gas Company, 5.75% due 6/1/2003                          Aa1/AA           191,495
150,000                     Pacific Gas & Electric Company, 7.875% due 3/1/2002                        NR/NA            151,275
50,000                      Pennsylvania Power and Light Company, 6.55% due 3/1/2006                   Aaa/AAA          47,952
70,000                      Philadelphia Electric Company, 8.00% due 4/1/2002 (Insured: MBIA)          Aaa/AAA          71,077
50,000                      Philadelphia Electric Company, 6.625% due 3/1/2003 (Insured: MBIA)         Aaa/AAA          48,861
225,000                     Public Service Electric & Gas Company, 6.125% due 8/1/2002 (Insured:       Aaa/AAA          219,350
                            MBIA)
225,000                     Public Service Electric & Gas Company, 6.75% due 3/1/2006                  Aaa/AAA          216,900
70,000                      Texas Utilities Electric Company, 8.125% due 2/1/2002                      Aaa/AAA          70,610
50,000                      Virginia Electric & Power Company First Refunding Mortgage, 8.00% due      NR/NA            50,795
                            3/1/2004

                                                                                                                        1,953,979

YANKEE

2,150,000                   Dao Heng Bank Group, 7.75% due 1/24/2007 (U.S. Dollar)                     Baa1/BBB         2,053,738
715,000                     National Westminster Bank, 7.375% due 10/1/2009                            Aa3/AA-          698,176

                                                                                                                        2,751,914

                            Total Corporate Bonds (Cost $22,881,625)                                                    22,835,066

TAXABLE MUNICIPAL BONDS - 43.70%

1,500,000                   Austin Texas General Obligation, 6.90% due 3/1/2002                        Aa2/AA           1,496,085
185,000                     Baltimore Economic Development Authority, 8.50% due 8/1/2002 (Arcade LP    A3/BBB+          186,217
                            Project)
30,000                      Beaumont Housing Multi Family Mortgage Series 1995-B, 7.50% due            Aaa/NR           30,041
                            6/15/2000(Insured: FHA)
60,000                      Bellingham Washington Civic Center Development, Series A, 6.99% due        NR/NR            60,071
                            8/1/2000
1,750,000                   Capital Projects Finance Authority Florida Revenue, Series B, 8.00%        NR/NR            1,727,793
                            due 12/1/2001
1,025,000                   Connecticut State Development Authority, 8.55% due 8/15/2005               NR/NR            1,063,960
625,000                     Dallas County Texas Single Family Mortgage Taxable Refunding, 6.85%        A1/NR            602,681
                            due12/1/2008
900,000                     Denver City and County Special Facilities Taxable Refunding &              Aaa/AAA          893,016
                            Improvement SeriesB, 7.15% due 1/1/2008
500,000                     Duke University Revenue, 6.19% due 6/1/2004 (Duke University Hospital      Aa3/AA           482,730
                            Project A)
115,000                     Duquesne Pennsylvania General Obligation, 6.75% due 12/15/2001 (Insured:   Aaa/AAA          114,482
                            MBIA)
125,000                     Duquesne Pennsylvania General Obligation, 6.75% due 12/15/2002 (Insured:   Aaa/AAA          123,916
                            MBIA)
130,000                     Duquesne Pennsylvania General Obligation, 6.95% due 12/15/2003 (Insured:   Aaa/AAA          129,272
                            MBIA)
950,000                     East Baton Rouge Louisiana Mortgage Finance, Series C-2 Tax Refunding      Aaa/NR           921,510
                            Mortgage,6.75% due 4/1/2005
155,000                     Fairfax County Virginia Redevelopment and Housing Series A, 7.72% due      Aaa*/AAA*        156,415
                            8/1/2009
320,000                     Georgia Municipal Electric Authority Power Revenue Taxable Series One,     A3/A             314,333
                            7.00% due1/1/2006
1,900,000                   Greater Valley Medical Building Partnership Series 1996, 6.95% due         Aa3/NR           1,892,723
                            3/1/2021 put3/1/01 (LOC: Krediet Bank)
500,000                     Gulfport Mississippi Hospital Facility Revenue, 8.00% due 7/1/2006         Aaa/AAA          520,270
1,120,000                   Halifax Hospital Medical Center Florida Health, 6.50% due 4/1/2002         NR/A             1,094,722
845,000                     Idaho Housing Multi Family Housing Revenue Series 94-B, 8.15% due          A/NR             871,930
                            7/1/2004
125,000                     Illinois Housing Development Authority Taxable Multi Family Pg Series 2,   A1/A+            125,541
                            7.85%due 3/1/2005
405,000                     King County Washington General Obligation, 7.55% due 12/1/2005             Aa1/AA+          412,193
1,000,000                   Los Angeles County Pension Obligation, 8.30% due 6/30/2002 (Insured:       Aaa/AAA          1,021,740
                            FSA)
975,000                     Louisiana Public Facilities Authority Revenue Taxable Single Family        Aaa/NR           969,998
                            MortgageSeries, 7.05% due 8/1/2017
110,000                     Maine Municipal Bond Bank Special Obligation Taxable Series A, 8.00%       NR/A+            112,266
                            due11/1/2002
2,215,000                   Maricopa County Arizona Industrial Development, 9.00% due 7/1/2006         Baa3/NR          2,221,756
690,000                     Maryland State Economic Development Corp. Taxable Maryland Tech            NR/NR            670,742
                            DevelopmentCenter Project, 7.25% due 6/1/2008
240,000                     Mckeesport Pennsylvania Taxable Series B, 6.60% due 3/1/2006               Aaa/AAA          233,928
245,000                     Miami Beach Housing Authority Revenue, 6.75% due 3/1/2003                  A3/NR            242,307
200,000                     Missouri High Education Student Loan Series B, 6.80% due 2/15/2001         Aaa/NR           199,610
75,000                      Mobile Alabama United States Government Guaranteed Notes, 6.99% due        Aaa*/AAA*        75,089
                            8/1/2000
200,000                     New Jersey Economic Development Authority Series B, 7.10% due 9/15/2002    Aa3/AA           198,668
95,000                      New Jersey State Housing and Mortgage Financing Agency Series E, 7.95%     NR/A+            95,287
                            due11/1/2000
1,970,000                   New Orleans Home Mortgage Authority Single Family Mortgage Revenue         Aaa/AAA          488,205
                            RefundingSeries 1994-A, 0% due 10/1/2015 (Insured: MBIA)
200,000                     New York City Series 1991, 10.50% due 11/15/2013 pre-refunded 11/15/01     Aaa/AAA          213,726
250,000                     New York General Obligation Taxable Series K, 6.00% due 8/1/2000           A3/A-            248,965
100,000                     New York Taxable Prerefunded Series D, 10.00% due 8/1/2005                 A3/A-            106,350
1,000,000                   Pennsylvania Housing Finance Agency, 8.40% due 4/1/2010                    Aa2/AA+          1,010,440
1,020,000                   Santa Fe New Mexico Civic Housing Authority Tuscany Series B, 6.71% due    Aaa/AAA          979,353
                            8/1/2012
150,000                     Syracuse New York Industrial Development Agency Series A, 7.72% due        Aaa*/AAA*        151,370
                            8/1/2009
35,000                      Tucson & Pima County IDA SFMR Series A, 7.00% due 12/1/2003                A1/NR            34,688
225,000                     Utica New York Urban Renewal Agency Series A, 7.65% due 8/1/2008           Aaa*/AAA*        226,962
505,000                     Virginia Housing Development Authority Taxable Rental Housing Series I,    Aa1/AA+          499,607
                            7.30%due 2/1/2008
250,000                     Virginia Housing Development Multi Family Taxable Series A, 7.125% due     Aa1/AA+          247,310
                            11/1/2003

                            Total Taxable Municipal Bonds (Cost $23,701,236)                                            23,468,268

FOREIGN SECURITIES - 2.80%
2,000,000                   British Columbia Province, 9.00% due 6/21/2004 (Canadian Dollars)          Aa2/AA-          1,512,127

                            Total Foreign Securities (Cost $1,446,958)                                                  1,512,127

700,000                     Ford Motor Company, 5.25% due 4/3/2000                                                      699,796
                            TOTAL INVESTMENTS  (100%) (Cost $53,883,725)                                             $ 53,664,510

                            See notes to unaudited financial statements.



Index Comparisons

GOVERNMENT FUND
Index Comparisons

Compares performance of the Government Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the periods ended March 31, 2000. On March 31, 2000, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.4 years, respectively. Class A shares became available on November 16, 1987, and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

Average Annual Total Returns (periods ending 3/31/00)(at max. offering price) A Shares
                  One Year:         0.01%
                Five Years:         5.27%
                 Ten Years:         6.21%
 From Inception (11/16/87):         6.47%




Average Annual Total Returns (periods ending 3/31/00)
C Shares
                  One Year:         1.14%
                Five Years:         5.15%
   From Inception (9/1/94):         5.11%
INCOME FUND

Index Comparisons

Compares performance of the Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Corporate Bond Index and the Consumer Price Index for the periods ended March 31, 2000. On March 31, 2000, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.3 years and 4.8 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

Average Annual Total Returns (periods ending 3/31/00)(at max. offering price) A Shares
                  One Year          0.71%
                Five Years:         6.20%
  From Inception (10/1/92):         5.53%



Average Annual Total Returns (periods ending 3/31/00)
C Shares
                  One Year          1.82%
                Five Years:         6.09%
   From Inception (9/1/94):         5.56%

Thornburg Limited Term U.S. Government Fund - Class A
Outperformed Taxable Money Market Funds
Donoghue's Taxable
Money Market Fund Average

$65,785

Thornburg Limited Term
U.S. Government Fund

$89,258

The chart above is for the Funds' Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and ten years for the Class A and C shares of the Fund. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term U.S. Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.23 and the ending NAV of $11.98. These investments returned the $100,000 initial investment in addition to the amounts shown above.

This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUSX also declares dividends daily and pays them monthly.

The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of the Limited Term U.S. Government Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term U.S. Government Fund shares is less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.

Thornburg Limited Term Income Fund - Class A
Outperformed Taxable Money Market Funds
Donoghue's Taxable
Money Market Fund Average

$28,173

Thornburg Limited Term
Income Fund

$37,065

The chart above is for the Fund's Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and since inception for the Class A and C shares of the Fund. Return for the money fund average is based upon 30 day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.13 per share, respectively and the ending NAV of $11.85 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above.

This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. THIFX also declares dividends daily and pays them monthly.

The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of Limited Term Income Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term Income Fund shares are less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.